Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 480.0
In Use	124.9
Letters of credit outstanding, amount	$ 163.5
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	3 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 135.0
In Use	31.8
Letters of credit outstanding, amount	57.4
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	16.3
Letters of credit outstanding, amount	17.4
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	135.0
In Use	40.0
Letters of credit outstanding, amount	36.5
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	36.8
Letters of credit outstanding, amount	52.2
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	6.9
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	11.4
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0
In Use	6.8
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	24.9
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	16.3
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	28.6
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	30.0
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	200.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	$ 60.0